Earnings per share (Tables)	6 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2020	2021
Basic—
Net income attributable to NHI shareholders	¥210,158	¥51,700
Weighted average number of shares outstanding	3,051,543,718	3,085,218,332
Net income attributable to NHI shareholders per share	¥68.87	¥16.76

Diluted—
Net income attributable to NHI shareholders	¥210,117	¥51,645
Weighted average number of shares outstanding	3,131,423,608	3,177,220,033
Net income attributable to NHI shareholders per share	¥67.10	¥16.25

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2020	2021
Basic—
Net income attributable to NHI shareholders	¥67,642	¥3,213
Weighted average number of shares outstanding	3,056,897,704	3,094,089,105
Net income attributable to NHI shareholders per share	¥22.13	¥1.04

Diluted—
Net income attributable to NHI shareholders	¥67,625	¥3,202
Weighted average number of shares outstanding	3,143,092,237	3,179,898,312
Net income attributable to NHI shareholders per share	¥21.52	¥1.01